FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of fair value of financial assets and liabilities
	As of June 30,			As of December 31,
	2025			2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(Unaudited)
Cash equivalents:
Money market funds	$1,334,384	$-	$1,334,384	$1,291,274	$-	$1,291,274

Marketable securities:
U.S. Treasury bills	60,102	-	60,102	50,004	-	50,004

Foreign currency derivative contracts:
Foreign exchange contracts	-	22,825	22,825	-	2,984	2,984
Total	$1,394,486	$22,825	$1,417,311	$1,341,278	$2,984	$1,344,262